Assets Held for Sale and Dispositions (Tables)	12 Months Ended
Dec. 31, 2020
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Schedule Of Assets And Liabilities Held For Sale
Assets and liabilities held for sale on the accompanying consolidated balance sheets consist of the following:

	December 31,
(Amounts in thousands)	2020	2019
Assets held for sale:
Cash and cash equivalents	$—	$1,138
Accounts receivable and accrued revenue, net	—	11,086
Other current assets	—	2,786
Property and equipment, net	—	846
Lease right-of-use assets, net	—	879
Restricted cash	—	3,155
Goodwill	—	52,996
Intangible assets, net of accumulated amortization of none and $21,408 as of December 31, 2020 and 2019, respectively	—	61,856
Other assets	—	216
Impairment of disposal group	—	—

Total assets held for sale	$—	$134,958

Liabilities related to assets held for sale:
Accounts payable and accrued expenses	$—	$8,264
Deferred revenue	—	16,061
Current lease obligations	—	722
Other current liabilities	—	216
Long-term lease obligations	—	175
Other liabilities	—	4

Total liabilities related to assets held for sale	$—	$25,442